Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($) (6)	Adjusted Pre-Tax Income (in millions) ($) (7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)
2025	9,914,773	4,613,229	3,048,370	1,744,281	288.89	204.19	402.9	563.0
2024	10,943,634	8,214,215	3,305,036	2,418,383	300.18	209.89	563.7	743.0
2023	9,208,595	43,391,100	3,292,874	14,239,549	311.00	211.33	465.4	617.9
2022	8,207,473	4,791,541	2,981,956	1,998,482	104.27	121.41	490.7	643.4
2021	7,427,795	13,186,658	1,942,429	3,329,440	140.39	150.35	396.9	516.3

(1)
Robert H. Schottenstein was our Chief Executive Officer for each year shown. The amounts shown reflect the amounts of total compensation reported for Mr. Schottenstein for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Schottenstein as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schottenstein during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for Mr. Schottenstein for the “Total” column of the Summary Compensation Table for 2025:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2025	9,914,773	(4,945,343)	(356,201)	4,613,229

(a)	The amount shown reflects the amounts reported for Mr. Schottenstein in the “Stock Awards” column of the Summary Compensation Table for 2025.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of 2025 of the equity awards that we granted to Mr. Schottenstein during 2025 that were unvested and outstanding as of the end of 2025; (ii) the change (positive or negative) in the fair value as of the end of 2025 from the end of 2024 of any equity awards that we granted to Mr. Schottenstein in prior years that were unvested and outstanding as of the end of 2025; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of 2024 of any equity awards that we granted to Mr. Schottenstein in prior years that vested during 2025. The amounts added or subtracted in calculating the equity award adjustments for 2025 are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	3,699,602	(2,135,634)	(1,920,169)	(356,201)

(3)
During 2025, 2024, 2023 and 2022, our other Named Executive Officers consisted of Phillip G. Creek and Susan E. Krohne. During 2021, our other Named Executive Officers consisted of Mr. Creek, Ms. Krohne and J. Thomas Mason. The amounts shown reflect the average of the amounts of total compensation reported for our other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table.

(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other Named Executive Officers as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other Named Executive Officers during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation reported for our other Named Executive Officers for the “Total” column of the Summary Compensation Table for 2025:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non- PEO NEOs ($) (a)	Average Equity Award Adjustments for Non- PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)
2025	3,048,370	(1,266,809)	(37,280)	1,744,281

(a)	The amount shown reflects the average of the amounts reported for our other Named Executive Officers in the “Stock Awards” column of the Summary Compensation Table for 2025.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of 2025 of the equity awards that we granted to our other Named Executive Officers during 2025 that were unvested and outstanding as of the end of 2025; (ii) the average change (positive or negative) in the fair value as of the end of 2025 from the end of 2024 of any equity awards that we granted to our other Named Executive Officers in prior years that were unvested and outstanding as of the end of 2025; and (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of 2024 of any equity awards that we granted to our other Named Executive Officers in prior years that vested during 2025. The amounts added or subtracted in calculating the equity award adjustments for 2025 are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	1,116,325	(563,223)	(590,382)	(37,280)

(5)
The peer group used for this purpose is the Standard & Poor’s 500 Homebuilding Index, which is the same index that we use in our 2025 Form
10-K.
The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Standard & Poor’s 500 Homebuilding Index, respectively.

(6)	The amounts shown reflect the net income reported in the Company’s audited financial statements for the corresponding year.

(7)
Adjusted
Pre-Tax
Income, which is a
non-GAAP
measure, means the Company’s
pre-tax
income from operations, excluding extraordinary items, such as asset impairments and certain other non-cash
write-offs. For 2021, Adjusted
Pre-Tax
Income was equal to (a) the sum of (i) income before income taxes and (ii) loss on early extinguishment of debt less (b) a one-time
gain included in “Other income”; for 2022, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges; for 2023, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges; for 2024, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges; and for 2025, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges, in each case as reflected in our audited consolidated financial statements included in our 2025 Form
10-K.
Adjusted
Pre-Tax
Income represents the most important performance measure used by the Company to link the compensation actually paid to the Company’s Named Executive Officers to Company performance for 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote	During 2025, 2024, 2023 and 2022, our other Named Executive Officers consisted of Phillip G. Creek and Susan E. Krohne. During 2021, our other Named Executive Officers consisted of Mr. Creek, Ms. Krohne and J. Thomas Mason.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Standard & Poor’s 500 Homebuilding Index, which is the same index that we use in our 2025 Form
10-K.
	The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Standard & Poor’s 500 Homebuilding Index, respectively.
PEO Total Compensation Amount	$ 9,914,773	$ 10,943,634	$ 9,208,595	$ 8,207,473	$ 7,427,795
PEO Actually Paid Compensation Amount	$ 4,613,229	8,214,215	43,391,100	4,791,541	13,186,658
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Schottenstein as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schottenstein during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for Mr. Schottenstein for the “Total” column of the Summary Compensation Table for 2025:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2025	9,914,773	(4,945,343)	(356,201)	4,613,229

(a)	The amount shown reflects the amounts reported for Mr. Schottenstein in the “Stock Awards” column of the Summary Compensation Table for 2025.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of 2025 of the equity awards that we granted to Mr. Schottenstein during 2025 that were unvested and outstanding as of the end of 2025; (ii) the change (positive or negative) in the fair value as of the end of 2025 from the end of 2024 of any equity awards that we granted to Mr. Schottenstein in prior years that were unvested and outstanding as of the end of 2025; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of 2024 of any equity awards that we granted to Mr. Schottenstein in prior years that vested during 2025. The amounts added or subtracted in calculating the equity award adjustments for 2025 are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	3,699,602	(2,135,634)	(1,920,169)	(356,201)

Non-PEO NEO Average Total Compensation Amount	$ 3,048,370	3,305,036	3,292,874	2,981,956	1,942,429
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,744,281	2,418,383	14,239,549	1,998,482	3,329,440
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other Named Executive Officers as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other Named Executive Officers during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation reported for our other Named Executive Officers for the “Total” column of the Summary Compensation Table for 2025:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non- PEO NEOs ($) (a)	Average Equity Award Adjustments for Non- PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)
2025	3,048,370	(1,266,809)	(37,280)	1,744,281

(a)	The amount shown reflects the average of the amounts reported for our other Named Executive Officers in the “Stock Awards” column of the Summary Compensation Table for 2025.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of 2025 of the equity awards that we granted to our other Named Executive Officers during 2025 that were unvested and outstanding as of the end of 2025; (ii) the average change (positive or negative) in the fair value as of the end of 2025 from the end of 2024 of any equity awards that we granted to our other Named Executive Officers in prior years that were unvested and outstanding as of the end of 2025; and (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of 2024 of any equity awards that we granted to our other Named Executive Officers in prior years that vested during 2025. The amounts added or subtracted in calculating the equity award adjustments for 2025 are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	1,116,325	(563,223)	(590,382)	(37,280)

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid and Cumulative Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and the Company’s and Peer Group’s cumulative total shareholder return over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid and Adjusted
Pre-Tax
Income
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive
Officer
, the average Compensation Actually Paid to our other Named Executive Officers, and our Adjusted
Pre-Tax
Income during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship of Compensation Actually Paid and Cumulative Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and the Company’s and Peer Group’s cumulative total shareholder return over the five most recently completed fiscal years.

Tabular List, Table
Financial Performance Measures
We structure our executive compensation program to award compensation that depends on, and rewards executives on the basis of, individual and Company short- and long-term performance and thereby fosters a pay-for-performance
culture. The Compensation Committee selects the metrics used for both our short-term and long-term incentive awards because it believes they effectively drive financial and operational performance and incentivize our executives to pursue actions that create sustainable shareholder value. The financial performance measures used by the Company for 2025 to link the compensation actually paid to the Company’s Named Executive Officers to Company performance are:

• Adjusted Pre-Tax Income	• Relative Total Shareholder Return

Total Shareholder Return Amount	$ 288.89	300.18	311	104.27	140.39
Peer Group Total Shareholder Return Amount	204.19	209.89	211.33	121.41	150.35
Net Income (Loss)	$ 402,900,000	$ 563,700,000	$ 465,400,000	$ 490,700,000	$ 396,900,000
Company Selected Measure Amount	563,000,000	743,000,000	617,900,000	643,400,000	516,300,000
PEO Name	Robert H. Schottenstein
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Non-GAAP Measure Description	Adjusted
Pre-Tax
Income, which is a
non-GAAP
measure, means the Company’s
pre-tax
income from operations, excluding extraordinary items, such as asset impairments and certain other non-cash
write-offs. For 2021, Adjusted
Pre-Tax
Income was equal to (a) the sum of (i) income before income taxes and (ii) loss on early extinguishment of debt less (b) a one-time
gain included in “Other income”; for 2022, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges; for 2023, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges; for 2024, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges; and for 2025, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges, in each case as reflected in our audited consolidated financial statements included in our 2025 Form
10-K.
Adjusted
Pre-Tax
	Income represents the most important performance measure used by the Company to link the compensation actually paid to the Company’s Named Executive Officers to Company performance for 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,945,343)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(356,201)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,699,602
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,135,634)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,920,169)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,266,809)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,280)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,116,325
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(563,223)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (590,382)